Trade and other payables	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade and other payables

16. Trade and other payables

	2024	2023
	US$	US$
Trade payables
- Non-related parties	305,670	528,865
	305,670	528,865

Other payables
- Amount due to shareholder	133,532	189,595
- Contract liabilities	1,009,110	2,077,358
- Amount due to directors	896,955	910,541
- Accruals for operating expenses	2,045,333	2,837,205
- Goods and services tax payable	43,177	6,340
- Withholding tax	16,173	10,655
	4,144,280	6,031,694

	4,449,950	6,560,559

The amounts due to directors are non-trade in nature, unsecured, bear interests at 6% per annum and are repayable on demand.

The contract liabilities primarily relate to the advance consideration received from customers for unsatisfied performance obligations. The Company recognizes revenue for each respective performance obligation when control of the product or service transfers to the customer and the right to payment becomes unconditional. In 2024, US $974,914 (2023: US$85,536) of contract liabilities was recognized as revenue in the profit or loss statement.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023